Taxation (Details) - Schedule of Income Tax Provision - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Provision [Abstract]
Current income tax expenses	$ 672,578	$ 520,265
Deferred income tax effect	(15,485)	(16,078)
Total income tax expenses	$ 657,093	$ 504,187